United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Six months ended 04/30/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Financials	22.5%
Industrials	16.4%
Information Technology	15.1%
Consumer Discretionary	12.3%
Health Care	9.2%
Materials	7.4%
Energy	6.0%
Utilities	4.8%
Consumer Staples	3.2%
Telecommunication Services	0.4%
Securities Lending Collateral[2]	1.4%
Cash Equivalents[3]	3.5%
Derivative Contracts[4,5]	(0.0)%
Other Assets and Liabilities—Net[6]	(2.2)%
TOTAL[7]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.01%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 99.6%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%[1]
		Consumer Discretionary—12.3%
31,780	[2]	AMC Networks, Inc.	$2,086,993
63,511		Aaron's, Inc.	1,871,669
52,306		Abercrombie & Fitch Co., Class A	1,922,769
51,552		Advance Auto Parts, Inc.	6,252,742
70,384		American Eagle Outfitters, Inc.	813,639
30,563	[2]	Ann, Inc.	1,197,764
79,787	[2]	Apollo Education Group, Inc.	2,302,653
55,262	[2]	Ascena Retail Group, Inc.	950,506
26,242	[2]	Bally Technologies, Inc.	1,708,617
40,720	[2]	Big Lots, Inc.	1,608,440
5,909		Bob Evans Farms, Inc.	276,955
41,750		Brinker International, Inc.	2,051,595
59,829		Brunswick Corp.	2,404,528
52,536		CST Brands, Inc.	1,714,250
30,846	[2]	Cabela's, Inc., Class A	2,023,806
33,967		Carter's, Inc.	2,502,009
30,451	[3]	Cheesecake Factory, Inc.	1,366,945
108,938		Chicos Fas, Inc.	1,729,935
68,482		Cinemark Holdings, Inc.	2,028,437
23,112	[2]	Deckers Outdoor Corp.	1,824,692
38,006		DeVry Education Group, Inc.	1,711,410
68,101		Dick's Sporting Goods, Inc.	3,586,199
35,148		Domino's Pizza, Inc.	2,614,308
47,751	[2]	Dreamworks Animation SKG, Inc.	1,147,457
95,360		Foot Locker, Inc.	4,437,101
91,521		Gentex Corp.	2,623,907
57,079		Guess ?, Inc.	1,535,996
21,654		HSN, Inc.	1,256,798
71,487		Hanesbrands, Inc.	5,868,368
20,176		International Speedway Corp., Class A	634,333
88,859	[2]	Jarden Corp.	5,078,292
25,899		KB HOME	427,592
79,831		Kate Spade & Co.	2,775,724
215,925	[2]	LKQ Corp.	6,287,736
43,101	[2]	Lamar Advertising Co.	2,151,602
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
14,569	[2]	Life time Fitness, Inc.	$699,312
8,242		M.D.C. Holdings, Inc.	227,479
16,480		Matthews International Corp., Class A	664,968
23,872		Meredith Corp.	1,052,039
29,803	[2]	Murphy USA, Inc.	1,266,627
2,764	[2]	NVR, Inc.	2,976,828
75,610		New York Times Co., Class A	1,215,809
335,191	[2]	Office Depot, Inc.	1,370,931
17,676	[2]	Panera Bread Co.	2,703,898
137,005	[2]	Penney (J.C.) Co., Inc.	1,167,283
42,033		Polaris Industries, Inc.	5,646,293
17,690		Rent-A-Center, Inc.	516,725
139,019		Service Corp. International	2,609,387
52,853		Signet Jewelers Ltd.	5,355,066
46,937		Sothebys Holdings, Inc., Class A	1,974,170
38,857	[2]	Tempur Sealy International, Inc.	1,949,844
172,058		The Wendy's Co.	1,429,802
27,428		Thor Industries, Inc.	1,669,542
106,904	[2]	Toll Brothers, Inc.	3,660,393
34,012		Tupperware Brands Corp.	2,887,959
28,498		Wiley (John) & Sons, Inc., Class A	1,637,495
56,112		Williams-Sonoma, Inc.	3,524,956
		TOTAL	126,982,573
		Consumer Staples—3.2%
87,761		Church and Dwight, Inc.	6,056,387
28,092		Dean Foods Co.	444,977
40,926		Energizer Holdings, Inc.	4,571,025
115,598		Flowers Foods, Inc.	2,372,071
32,869	[2]	Hain Celestial Group, Inc.	2,827,391
93,298		Hillshire Brands Co.	3,326,074
48,681		Ingredion, Inc.	3,429,576
11,559		Lancaster Colony Corp.	1,096,718
26,277	[2]	Post Holdings, Inc.	1,373,236
141,194	[2]	SUPERVALU, Inc.	986,946
15,637		Tootsie Roll Industries, Inc.	440,807
32,775	[2]	United Natural Foods, Inc.	2,262,458
5,931		Universal Corp.	323,655
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
109,450	[2]	WhiteWave Foods Company, Class A	$3,030,671
		TOTAL	32,541,992
		Energy—6.0%
39,713	[2]	Atwood Oceanics, Inc.	1,968,176
35,898	[2]	Bill Barrett Corp.	850,065
13,579		Carbo Ceramics, Inc.	1,899,838
58,772		Cimarex Energy Co.	7,000,921
47,810	[2]	Dresser-Rand Group, Inc.	2,889,636
26,925	[2]	Dril-Quip, Inc.	3,045,756
47,165		Energen Corp.	3,674,625
47,796	[2]	Gulfport Energy Corp.	3,521,131
65,155	[2]	Helix Energy Solutions Group, Inc.	1,566,326
131,535		HollyFrontier Corp.	6,917,426
70,032		Oceaneering International, Inc.	5,131,945
35,499	[2]	Oil States International, Inc.	3,448,373
109,466		Patterson-UTI Energy, Inc.	3,560,929
28,972	[2]	Rosetta Resources, Inc	1,371,534
49,182		SM Energy Co.	3,645,862
121,227		Superior Energy Services, Inc.	3,990,793
21,184		Tidewater, Inc.	1,078,901
27,645	[2]	Unit Corp.	1,823,188
136,819	[2]	WPX Energy, Inc.	2,911,508
49,051		World Fuel Services Corp.	2,233,783
		TOTAL	62,530,716
		Financials—22.5%
37,317	[2]	Affiliated Managers Group	7,396,229
16,272		Alexander and Baldwin, Inc.	607,108
47,408		Alexandria Real Estate Equities, Inc.	3,499,659
11,127	[2]	Alleghany Corp.	4,539,593
70,991		American Campus Communities, Inc.	2,711,856
45,438		American Financial Group, Inc., Ohio	2,654,942
55,492		Aspen Insurance Holdings Ltd.	2,540,424
110,350		Associated Banc-Corp.	1,936,643
90,496		Astoria Financial Corp.	1,199,977
54,922		Bancorpsouth, Inc.	1,282,978
30,015		Bank of Hawaii Corp.	1,655,928
70,247		Berkley, W. R. Corp.	3,107,727
129,745		BioMed Realty Trust, Inc.	2,711,671
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
80,788		Brown & Brown	$2,405,867
65,302		CBOE Holdings, Inc.	3,484,515
63,235		Camden Property Trust	4,330,965
44,260		Cathay Bancorp, Inc.	1,044,536
29,664		City National Corp.	2,152,716
50,872		Commerce Bancshares, Inc.	2,211,915
60,743		Corporate Office Properties Trust	1,624,875
59,591		Corrections Corp. of America	1,954,585
27,749		Cullen Frost Bankers, Inc.	2,120,301
213,790		Duke Realty Corp.	3,745,601
91,935		East West Bancorp, Inc.	3,172,677
66,591		Eaton Vance Corp.	2,401,937
41,924		Equity One, Inc.	944,548
31,081		Everest Re Group Ltd.	4,911,730
82,373		Extra Space Storage, Inc.	4,310,579
42,556		Federal Realty Investment Trust	5,002,032
60,574	[4]	Federated Investors, Inc.	1,728,782
163,622		Fidelity National Financial, Inc., Class A	5,265,356
50,212		First American Financial Corp.	1,335,639
161,943		First Horizon National Corp.	1,860,725
219,373		First Niagara Financial Group, Inc.	1,956,807
83,921		FirstMerit Corp.	1,627,228
132,458		Fulton Financial Corp.	1,614,663
88,057		Gallagher (Arthur J.) & Co.	3,964,326
7,956		Greenhill & Co., Inc.	398,993
53,566		HCC Insurance Holdings, Inc.	2,460,822
56,247		Hancock Holding Co.	1,897,211
30,261		Hanover Insurance Group, Inc.	1,768,755
58,688		Highwoods Properties, Inc.	2,368,061
38,575		Home Properties, Inc.	2,376,220
98,570		Hospitality Properties Trust	2,962,029
39,580		International Bancshares Corp.	908,757
105,349		Janus Capital Group, Inc.	1,277,883
29,163		Jones Lang LaSalle, Inc.	3,379,700
33,869		Kemper Corp.	1,334,777
62,194		Kilroy Realty Corp.	3,704,897
96,849		Liberty Property Trust	3,631,837
73,622	[2]	MSCI, Inc., Class A	2,984,636
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
62,575		Mack-Cali Realty Corp.	$1,274,653
25,896		Mercury General Corp.	1,239,383
50,135		Mid-American Apartment Communities, Inc.	3,491,903
63,939		National Retail Properties, Inc.	2,182,238
319,287		New York Community Bancorp, Inc.	4,920,213
190,186		Old Republic International Corp.	3,149,480
79,433	[3]	Omega Healthcare Investors	2,762,680
62,001		PacWest Bancorp	2,440,979
29,059		Potlatch Corp.	1,110,926
34,010		Primerica, Inc.	1,560,719
36,683		Prosperity Bancshares, Inc.	2,164,297
50,310		Protective Life Corp.	2,573,357
81,356		Raymond James Financial, Inc.	4,043,393
84,567		Rayonier, Inc.	3,813,972
130,544		Realty Income Corp.	5,672,137
60,573		Regency Centers Corp	3,175,842
52,516		Reinsurance Group of America, Inc.	4,028,502
28,161		RenaissanceRe Holdings Ltd.	2,850,175
89,599		SEI Investments Co.	2,901,216
61,332		SL Green Realty Corp.	6,422,074
279,115	[2]	SLM Corp. W/D	2,584,605
109,041		Senior Housing Properties Trust	2,559,192
29,987	[2]	Signature Bank	3,563,055
27,030		StanCorp Financial Group, Inc.	1,651,533
29,065	[2]	SVB Financial Group	3,100,945
778,495		Synovus Financial Corp.	2,498,969
101,563		TCF Financial Corp.	1,594,539
48,523		Taubman Centers, Inc.	3,534,415
24,116		Trustmark Corp.	551,533
183,697		UDR, Inc.	4,750,404
111,038		Umpqua Holdings Corp.	1,846,562
140,139		Valley National Bancorp	1,404,193
53,826		Waddell & Reed Financial, Inc., Class A	3,630,564
62,447		Washington Federal, Inc.	1,347,606
71,684		Webster Financial Corp. Waterbury	2,160,556
55,466		Weingarten Realty Investors	1,730,539
7,820		WestAmerica Bancorp.	397,412
		TOTAL	233,156,979
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—9.2%
56,005	[2]	Align Technology, Inc.	$2,822,092
77,300	[2]	Allscripts Healthcare Solutions, Inc.	1,176,506
9,085	[2]	Bio-Rad Laboratories, Inc., Class A	1,119,363
31,317	[2]	Charles River Laboratories International, Inc.	1,682,349
87,791	[2]	Community Health Systems, Inc.	3,326,401
31,141		Cooper Cos., Inc.	4,107,809
35,883	[2]	Covance, Inc.	3,167,751
42,113	[2]	Cubist Pharmaceuticals, Inc.	2,950,437
88,057	[2]	Endo International PLC	5,542,748
61,908	[2]	HMS Holdings Corp.	1,001,052
37,395	[2]	Health Net, Inc.	1,283,770
54,730	[2]	Henry Schein, Inc.	6,251,808
38,279		Hill-Rom Holdings, Inc.	1,430,103
202,346	[2]	Hologic, Inc.	4,246,231
32,932	[2]	IDEXX Laboratories, Inc.	4,163,922
31,910	[2]	LifePoint Hospitals, Inc.	1,784,407
74,006	[2]	MEDNAX, Inc.	4,384,856
39,311	[2]	Mallinckrodt PLC	2,800,123
36,241	[2]	Masimo Corp.	969,809
18,868	[2]	Mettler Toledo International, Inc.	4,398,508
63,199		Omnicare, Inc.	3,745,805
26,437		Owens & Minor, Inc.	886,697
94,504	[3]	ResMed, Inc.	4,711,024
45,672	[2]	Salix Pharmaceuticals Ltd.	5,023,920
29,063	[2]	Sirona Dental Systems, Inc.	2,186,119
37,298		Steris Corp.	1,792,169
22,047		Techne Corp.	1,969,018
26,807		Teleflex, Inc.	2,736,727
39,433	[2]	Thoratec Laboratories Corp.	1,292,614
35,539	[2]	United Therapeutics Corp.	3,554,255
57,055		Universal Health Services, Inc., Class B	4,666,528
54,349	[2]	VCA Antech, Inc.	1,664,710
30,009	[2]	Wellcare Health Plans, Inc.	2,024,707
		TOTAL	94,864,338
		Industrials—16.4%
58,660		AGCO Corp.	3,267,362
31,631		Acuity Brands, Inc. Holding Company	3,940,274
80,411	[2]	Aecom Technology Corp.	2,606,925
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
44,301		Alaska Air Group, Inc.	$4,167,838
24,459		Alliant Techsystems, Inc.	3,527,477
63,099	[2]	B/E Aerospace, Inc.	5,538,199
34,909		Brinks Co. (The)	888,085
31,005		CLARCOR, Inc.	1,790,849
47,880		Carlisle Cos., Inc.	3,938,130
26,512	[2]	Clean Harbors, Inc.	1,590,720
24,345		Con-way, Inc.	1,034,176
71,044	[2]	Copart, Inc.	2,576,766
20,564		Corporate Executive Board Co.	1,419,327
30,759		Crane Co.	2,237,102
32,341		Deluxe Corp.	1,777,138
84,464		Donaldson Co., Inc.	3,555,090
123,250		Donnelley (R.R.) & Sons Co.	2,169,200
19,740	[2]	Esterline Technologies Corp.	2,152,055
148,985		Exelis, Inc.	2,762,182
29,588	[2]	FTI Consulting, Inc.	1,014,868
110,163		Fortune Brands Home & Security, Inc.	4,389,995
22,077		GATX Corp.	1,448,913
13,632		General Cable Corp.	349,252
32,899	[2]	Genesee & Wyoming, Inc., Class A	3,257,330
46,392		Graco, Inc.	3,363,420
10,659		Granite Construction, Inc.	398,433
29,494		HNI Corp.	1,039,074
56,337		Harsco Corp.	1,348,144
35,069		Hubbell, Inc., Class B	4,128,323
60,963		Hunt (J.B.) Transportation Services, Inc.	4,639,284
36,783		Huntington Ingalls Industries, Inc.	3,788,649
59,597		IDEX Corp.	4,444,148
57,112		ITT Corp.	2,463,812
159,851	[2]	Jet Blue Airways Corp.	1,263,622
100,120		KBR, Inc.	2,540,044
53,500		Kennametal, Inc.	2,500,055
41,876	[2]	Kirby Corp.	4,213,563
31,334		Landstar System, Inc.	1,973,729
28,178		Lennox International, Inc.	2,362,162
51,300		Lincoln Electric Holdings	3,427,353
11,385	[2]	MSA Safety, Inc.	600,559
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
24,829		MSC Industrial Direct Co.	$2,260,929
58,325		Manpower Group, Inc.	4,744,155
38,020		Miller Herman, Inc.	1,172,157
37,919		Nordson Corp.	2,819,278
46,336	[2]	Old Dominion Freight Lines, Inc.	2,809,352
53,137		OshKosh Truck Corp.	2,949,635
30,744		Regal Beloit Corp.	2,297,499
38,432		Rollins, Inc.	1,156,035
29,087		SPX Corp.	2,962,220
47,631		Smith (A.O.) Corp.	2,227,225
59,802		Terex Corp.	2,588,829
51,131		Timken Co.	3,225,343
46,133		Towers Watson & Company	5,177,045
43,507		Trinity Industries, Inc.	3,265,635
26,075		Triumph Group, Inc.	1,689,921
49,125		URS Corp.	2,314,770
15,196		UTI Worldwide, Inc.	148,769
60,577	[2]	United Rentals, Inc.	5,683,940
18,152		Valmont Industries, Inc.	2,703,014
61,199		Wabtec Corp.	4,562,385
79,288		Waste Connections, Inc.	3,541,002
17,927		Watsco, Inc.	1,844,868
33,885	[3]	Werner Enterprises, Inc.	867,456
26,606		Woodward Governor Co.	1,192,747
		TOTAL	170,097,836
		Information Technology—15.1%
53,994	[2,3]	3D Systems Corp.	2,556,076
25,514	[2]	ACI Worldwide, Inc.	1,458,125
63,445	[2]	AOL, Inc.	2,716,081
63,574	[2]	Acxiom Corp.	1,795,330
39,403		Adtran, Inc.	883,809
275,258	[2,3]	Advanced Micro Devices, Inc.	1,125,805
9,886		Advent Software, Inc.	284,915
59,256	[2]	Ansys, Inc.	4,521,825
66,012	[2]	Arrow Electronics, Inc.	3,746,181
280,285	[2]	Atmel Corp.	2,177,815
92,326		Avnet, Inc.	3,982,020
74,975		Broadridge Financial Solutions	2,874,542
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
71,805	[2]	CIENA Corp.	$1,419,585
190,266	[2]	Cadence Design Systems, Inc.	2,960,539
21,672	[2]	Commvault Systems, Inc.	1,048,925
93,514		Compuware Corp.	968,805
29,995	[2]	Concur Technologies, Inc.	2,413,698
70,368		Convergys Corp.	1,515,727
45,245	[2]	Conversant, Inc.	1,105,788
76,153	[2]	CoreLogic, Inc.	2,134,569
78,914	[2]	Cree, Inc.	3,722,373
99,312	[2]	Cypress Semiconductor Corp.	940,485
18,005		DST Systems, Inc.	1,659,881
42,540		Diebold, Inc.	1,599,929
29,325	[2]	Equinix, Inc.	5,507,528
27,553		FEI Co.	2,191,015
26,016		FactSet Research Systems	2,770,704
23,422		Fair Isaac & Co., Inc.	1,339,738
86,126	[2]	Fairchild Semiconductor International, Inc., Class A	1,096,384
93,359	[2]	Fortinet, Inc.	2,052,031
58,573	[2]	Gartner Group, Inc., Class A	4,038,023
53,813		Global Payments, Inc.	3,596,323
64,695		Henry Jack & Associates, Inc.	3,568,576
71,218	[2]	Informatica Corp.	2,524,678
104,089	[2]	Ingram Micro, Inc., Class A	2,806,239
90,898	[2]	Integrated Device Technology, Inc.	1,060,780
42,584		InterDigital, Inc.	1,478,517
64,907	[2]	International Rectifier Corp.	1,690,178
86,288		Intersil Holding Corp.	1,064,794
11,113	[2]	Itron, Inc.	422,294
156,651	[2]	JDS Uniphase Corp.	1,984,768
71,566	[2]	Knowles Corp. - When Issued	1,998,838
35,204	[3]	Leidos Holdings, Inc.	1,310,997
38,796		Lexmark International, Inc.	1,668,228
49,232	[2]	MICROS Systems Corp.	2,535,448
65,296		Mentor Graphics Corp.	1,351,627
93,889	[2]	NCR Corp.	2,864,553
62,688		National Instruments Corp.	1,712,009
42,788	[2,3]	Neustar, Inc., Class A	1,100,507
90,890	[2]	PTC, Inc.	3,214,779
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
16,868		Plantronics, Inc.	$734,939
89,162	[2]	Polycom, Inc.	1,096,693
193,980	[2]	RF Micro Devices, Inc.	1,637,191
60,599	[2,3]	Rackspace Hosting, Inc.	1,758,583
104,100	[2]	Riverbed Technology, Inc.	2,024,745
65,599	[2]	Rovi Corporation	1,462,202
29,869		Science Applications International Corp.	1,164,891
48,529	[2]	Semtech Corp.	1,163,725
35,252	[2]	Silicon Laboratories, Inc.	1,584,577
121,719		Skyworks Solutions, Inc.	4,996,565
44,798	[2]	Solarwinds, Inc.	1,806,255
43,739		Solera Holdings, Inc.	2,833,412
136,100	[2]	SunEdison, Inc.	2,617,203
98,114	[2]	Synopsys, Inc.	3,691,049
33,613	[2]	Tech Data Corp.	2,100,476
129,437	[2]	Teradyne, Inc.	2,287,152
103,798	[2]	Tibco Software, Inc.	2,037,555
168,216	[2]	Trimble Navigation Ltd.	6,464,541
72,937	[2]	Verifone Systems, Inc.	2,439,013
89,951		Vishay Intertechnology, Inc.	1,279,103
19,954	[2]	WEX, Inc.	1,914,985
39,974	[2]	Zebra Technologies Co., Class A	2,775,795
		TOTAL	156,433,034
		Materials—7.4%
52,168		Albemarle Corp.	3,497,343
41,055		Aptargroup, Inc.	2,767,928
47,214		Ashland, Inc.	4,560,872
47,958		Cabot Corp.	2,771,972
26,463		Carpenter Technology Corp.	1,661,876
99,883	[3]	Cliffs Natural Resources, Inc.	1,769,927
81,646		Commercial Metals Corp.	1,567,603
22,656		Compass Minerals International, Inc.	2,075,290
17,880		Cytec Industries, Inc.	1,704,322
20,193		Domtar Corp.	1,885,218
33,496		Eagle Materials, Inc.	2,791,222
9,872		Greif, Inc., Class A	534,964
9,467	[2]	Intrepid Potash, Inc.	154,312
61,493	[2]	Louisiana-Pacific Corp.	1,007,870
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
30,840		Martin Marietta Materials	$3,834,337
24,047		Minerals Technologies, Inc.	1,430,556
7,013		Newmarket Corp.	2,611,080
55,470		Olin Corp.	1,558,707
67,744		Packaging Corp. of America	4,513,783
61,699		Polyone Corp.	2,311,862
84,219		RPM International, Inc.	3,592,783
51,932		Reliance Steel & Aluminum Co.	3,677,824
49,839		Rock-Tenn Co.	4,765,107
34,973		Royal Gold, Inc.	2,315,213
37,206		Scotts Co.	2,277,379
32,634		Sensient Technologies Corp.	1,763,868
27,326		Silgan Holdings, Inc.	1,359,469
79,027		Sonoco Products Co.	3,325,456
151,094		Steel Dynamics, Inc.	2,760,487
52,037		Valspar Corp.	3,800,782
36,841		Worthington Industries, Inc.	1,355,749
		TOTAL	76,005,161
		Telecommunication Services—0.4%
89,169	[2]	TW Telecom, Inc.	2,736,596
68,472		Telephone and Data System, Inc.	1,861,754
		TOTAL	4,598,350
		Utilities—4.8%
70,289		Alliant Energy Corp.	4,110,501
113,650		Aqua America, Inc.	2,851,478
67,394		Atmos Energy Corp.	3,439,790
28,025		Black Hills Corp.	1,618,444
49,712		Cleco Corp.	2,612,365
103,408		Great Plains Energy, Inc.	2,774,436
45,380		Hawaiian Electric Industries, Inc.	1,088,666
33,596		Idacorp, Inc.	1,886,079
120,171		MDU Resources Group, Inc.	4,256,457
61,706		National Fuel Gas Co.	4,544,030
114,972		OGE Energy Corp.	4,291,905
34,102		ONE Gas, Inc.	1,247,451
55,426		PNM Resources, Inc.	1,534,192
114,381		Questar Corp.	2,777,171
74,678		UGI Corp.	3,486,716
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
67,166		Vectren Corp.	$2,724,924
20,768		WGL Holdings, Inc.	826,359
86,477		Westar Energy, Inc.	3,102,795
		TOTAL	49,173,759
		TOTAL COMMON STOCKS (IDENTIFIED COST $618,587,917)	1,006,384,738
		INVESTMENT COMPANY—4.9%
50,782,472	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	50,782,472
		TOTAL INVESTMENTS—102.2% (IDENTIFIED COST $669,370,389)[7]	1,057,167,210
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[8]	(22,363,600)
		TOTAL NET ASSETS—100%	$1,034,803,610
At April 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P Midcap 400 Emini Long Futures	223	$30,174,130	June 2014	(226,070)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $30,174,130 at April 30, 2014, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 99.6%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
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13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013	Period Ended 10/31/2012[1]
Net Asset Value, Beginning of Period	$27.33	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.15[2]	0.30[2]	0.16
Net realized and unrealized gain on investments and futures contracts	1.44	6.80	2.17
TOTAL FROM INVESTMENT OPERATIONS	1.59	7.10	2.33
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.18)
Distributions from net realized gain on investments and futures contracts	(0.78)	(1.85)	—
TOTAL DISTRIBUTIONS	(0.94)	(2.17)	(0.18)
Net Asset Value, End of Period	$27.98	$27.33	$22.40
Total Return[3]	5.98%	33.47%	11.51%
Ratios to Average Net Assets:
Net expenses	0.29%4	0.29%	0.29%4
Net investment income	1.09%4	1.20%	1.17%4
Expense waiver/reimbursement[5]	0.10%4	0.16%	0.22%4
Supplemental Data:
Net assets, end of period (000 omitted)	$118,299	$105,147	$37,696
Portfolio turnover	21%	27%	18%6
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.35	$22.41	$21.19	$20.17	$16.01	$14.06
Income From Investment Operations:
Net investment income	0.12[1]	0.26[1]	0.19	0.15	0.16	0.17
Net realized and unrealized gain on investments and futures contracts	1.44	6.79	2.16	1.45	4.16	2.21
TOTAL FROM INVESTMENT OPERATIONS	1.56	7.05	2.35	1.60	4.32	2.38
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.19)	(0.15)	(0.16)	(0.20)
Distributions from net realized gain on investments and futures contracts	(0.78)	(1.85)	(0.94)	(0.43)	—	(0.23)
TOTAL DISTRIBUTIONS	(0.91)	(2.11)	(1.13)	(0.58)	(0.16)	(0.43)
Net Asset Value, End of Period	$28.00	$27.35	$22.41	$21.19	$20.17	$16.01
Total Return[2]	5.84%	33.18%	11.59%	7.95%	27.07%[3]	17.80%
Ratios to Average Net Assets:
Net expenses	0.54%[4]	0.54%	0.54%	0.54%	0.54%	0.54%[5]
Net investment income	0.84%[4]	1.05%	0.88%	0.69%	0.88%	1.27%
Expense waiver/reimbursement[6]	0.10%[4]	0.17%	0.20%	0.19%	0.19%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$916,505	$902,823	$923,634	$926,540	$883,235	$731,613
Portfolio turnover	21%	27%	18%	8%	12%	18%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio was 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $13,632,962 of securities loaned and $52,511,254 of investment in affiliated holdings (Note 5) (identified cost $669,370,389)		$1,057,167,210
Restricted cash (Note 2)		1,966,996
Income receivable		395,154
Receivable for investments sold		5,568,486
Receivable for shares sold		983,414
Receivable for daily variation margin		219,155
TOTAL ASSETS		1,066,300,415
Liabilities:
Payable for investments purchased	$4,994,349
Payable for shares redeemed	11,674,675
Bank overdraft	302,032
Payable for collateral due to broker for securities lending	14,294,162
Payable for shareholder services fee (Note 5)	179,540
Accrued expenses (Note 5)	52,047
TOTAL LIABILITIES		31,496,805
Net assets for 36,965,349 shares outstanding		$1,034,803,610
Net Assets Consist of:
Paid-in capital		$601,410,442
Net unrealized appreciation of investments and futures contracts		387,570,751
Accumulated net realized gain on investments and futures contracts		45,721,644
Undistributed net investment income		100,773
TOTAL NET ASSETS		$1,034,803,610
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($118,298,726 ÷ 4,227,408 shares outstanding), no par value, unlimited shares authorized		$27.98
Offering price per share		$27.98
Redemption proceeds per share		$27.98
Service Shares:
Net asset value per share ($916,504,884 ÷ 32,737,941 shares outstanding), no par value, unlimited shares authorized		$28.00
Offering price per share		$28.00
Redemption proceeds per share		$28.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $47,587 received from affiliated holdings (Note 5)			$6,940,904
Interest income on securities loaned			133,548
TOTAL INCOME			7,074,452
Expenses:
Management fee (Note 5)		$1,529,618
Custodian fees		35,155
Transfer agent fee		296,930
Directors'/Trustees' fees (Note 5)		3,655
Auditing fees		11,802
Legal fees		8,537
Portfolio accounting fees		64,635
Shareholder services fee (Note 5)		1,118,269
Account administration fee (Note 2)		20,264
Share registration costs		19,547
Printing and postage		25,628
Miscellaneous (Note 5)		15,162
TOTAL EXPENSES		3,149,202
Waiver/reimbursement of management fee (Note 5)	$(507,055)
Net expenses			2,642,147
Net investment income			4,432,305
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			51,401,722
Net realized gain on futures contracts			3,906,655
Net change in unrealized appreciation of investments			295,248
Net change in unrealized appreciation of futures contracts			(1,548,124)
Net realized and unrealized gain on investments and futures contracts			54,055,501
Change in net assets resulting from operations			$58,487,806
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,432,305	$10,976,985
Net realized gain on investments and futures contracts	55,308,377	84,890,861
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,252,876)	191,185,841
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,487,806	287,053,687
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(639,074)	(874,812)
Service Shares	(4,194,564)	(10,143,823)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(2,915,762)	(4,695,135)
Service Shares	(25,608,734)	(74,922,502)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,358,134)	(90,636,272)
Share Transactions:
Proceeds from sale of shares	117,670,713	283,243,878
Net asset value of shares issued to shareholders in payment of distributions declared	32,521,304	88,550,401
Cost of shares redeemed	(148,487,952)	(521,571,864)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,704,065	(149,777,585)
Change in net assets	26,833,737	46,639,830
Net Assets:
Beginning of period	1,007,969,873	961,330,043
End of period (including undistributed net investment income of $100,773 and $502,106, respectively)	$1,034,803,610	$1,007,969,873
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended April 30, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$20,264
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P Mid Cap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily
Semi-Annual Shareholder Report
23

and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $38,754,267. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$13,632,962	$14,294,162
Semi-Annual Shareholder Report
24

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(226,070)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$3,906,655

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(1,548,124)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	913,601	$25,178,930	3,421,279	$86,439,482
Shares issued to shareholders in payment of distributions declared	130,217	3,506,944	229,225	5,500,642
Shares redeemed	(663,103)	(18,294,692)	(1,486,422)	(37,498,225)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	380,715	$10,391,182	2,164,082	$54,441,899
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	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,341,578	$92,491,783	7,828,377	$196,804,396
Shares issued to shareholders in payment of distributions declared	1,078,244	29,014,360	3,502,999	83,049,759
Shares redeemed	(4,697,670)	(130,193,260)	(19,530,241)	(484,073,639)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(277,848)	$(8,687,117)	(8,198,865)	$(204,219,484)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	102,867	$1,704,065	(6,034,783)	$(149,777,585)
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $669,370,389. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $387,796,821. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $396,360,320 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,563,499.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Manager voluntarily waived $470,364 of its fee.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees.
For the six months April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$1,118,269
For the six months ended April 30, 2014, FSSC received $5,920 of fees paid by the Fund. For the six months ended April 30, 2014, the Fund's Institutional Shares did not incur Service Fees.
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26

Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.29% and 0.54% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Manager reimbursed $36,691. Transactions involving the affiliated holdings during the six months ended April 30, 2014, were as follows:
	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2013	72,698	69,432,747	69,505,445
Purchases/Additions	—	165,931,307	165,931,307
Sales/Reductions	(12,124)	(184,581,582)	(184,593,706)
Balance of Shares Held 4/30/2014	60,574	50,782,472	50,843,046
Value	$1,728,782	$50,782,472	$52,511,254
Dividend Income	$36,349	$11,238	$47,587
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2014, were as follows:
Purchases	$208,333,546
Sales	$216,812,258
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,059.80	$1.48
Service Shares	$1,000	$1,058.40	$2.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.36	$1.45
Service Shares	$1,000	$1,022.36	$2.71
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.29%
Service Shares	0.54%
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30

Evaluation and Approval of Advisory Contract–May 2013
Federated mid-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
3042108 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2014
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2014, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	18.0%
Financials	15.6%
Health Care	12.9%
Consumer Discretionary	11.6%
Industrials	10.4%
Energy	10.1%
Consumer Staples	9.7%
Materials	3.5%
Utilities	3.0%
Telecommunication Services	2.3%
Security Sold In Advance of Corporate Action[2,7]	(0.0)%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	2.8%
Other Assets and Liabilities—Net[5]	0.1%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, security sold in advance of corporate action and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.3%.
7	To more accurately replicate the performance of the broad-based securities market index, the Fund will execute sell transactions in anticipation of securities to be received as a result of an ongoing corporate action.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2014 (unaudited)
Shares			Value
		Common Stocks—97.1%[1]
		Consumer Discretionary—11.6%
13,055	[2]	Amazon.com, Inc.	$3,970,417
1,063	[2]	AutoZone, Inc.	567,525
11,652	[2]	Bed Bath & Beyond, Inc.	723,939
20,682		Best Buy Co., Inc.	536,284
7,272		BorgWarner, Inc.	451,882
18,259		CBS Corp., Class B	1,054,640
24,917		Cablevision Systems Corp., Class A	416,114
6,519	[2]	CarMax, Inc.	285,402
22,435		Carnival Corp.	881,920
1,110	[2]	Chipotle Mexican Grill, Inc.	553,335
9,482		Coach, Inc.	423,371
89,235		Comcast Corp., Class A	4,618,804
7,019	[2]	Discovery Communications, Inc.	532,742
3,545		Darden Restaurants, Inc.	176,222
8,884		Delphi Automotive PLC	593,807
20,249	[2]	DirecTV	1,571,322
10,814	[2]	Dollar General Corp.	610,342
6,613	[2]	Dollar Tree, Inc.	344,339
3,861		Expedia, Inc.	274,092
3,939		Family Dollar Stores, Inc.	231,416
155,366		Ford Motor Co.	2,509,161
1,269	[2]	Fossil Group, Inc.	135,339
9,973		Gap (The), Inc.	391,939
43,560		General Motors Co.	1,501,949
4,923		Genuine Parts Co.	428,892
19,229		Goodyear Tire & Rubber Co.	484,571
561	[2]	Grahm Holdings, Co.	376,560
6,777		Harley Davidson, Inc.	501,091
1,898		Harman International Industries, Inc.	208,040
48,439		Home Depot, Inc.	3,851,385
28,103		International Game Technology	352,693
11,327		Interpublic Group Cos., Inc.	197,316
22,478		Johnson Controls, Inc.	1,014,657
1,707		Kohl's Corp.	93,527
13,512		L Brands, Inc.	732,350
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Consumer Discretionary—continued
13,829		Leggett and Platt, Inc.	$454,421
35,328		Lowe's Cos., Inc.	1,621,908
12,720		Macy's, Inc.	730,510
2,305		Marriott International, Inc., Class A	133,529
10,301		Mattel, Inc.	403,954
34,246		McDonald's Corp.	3,471,859
6,285	[2]	Michael Kors Holdings Ltd.	573,192
2,053	[2]	Mohawk Industries, Inc.	271,838
2,755	[2]	NetFlix, Inc.	887,220
7,721		Newell Rubbermaid, Inc.	232,479
33,800	[2]	News Corp., Class A	575,276
25,921		Nike, Inc., Class B	1,890,937
5,305		Nordstrom, Inc.	325,090
3,434	[2]	O'Reilly Automotive, Inc.	510,945
8,153		Omnicom Group, Inc.	551,795
2,687		PVH Corp.	337,407
26,823		Pulte Group, Inc.	493,275
2,151		Ralph Lauren Corp.	325,597
8,191		Ross Stores, Inc.	557,643
3,054		Scripps Networks Interactive	229,264
29,973		Starbucks Corp.	2,116,693
6,054		Starwood Hotels & Resorts	464,039
25,614		TJX Cos., Inc.	1,490,222
21,870		Target Corp.	1,350,472
1,813	[2]	The Priceline Group, Inc.	2,099,001
4,443		Tiffany & Co.	388,718
9,202		Time Warner Cable, Inc.	1,301,715
30,412		Time Warner, Inc.	2,021,181
4,683		Tractor Supply Co.	314,885
1,045	[2]	TripAdvisor, Inc.	84,373
76,135		Twenty-First Century Fox, Inc.	2,437,843
5,585	[2]	Under Armour, Inc., Class A	273,051
5,070	[2]	Urban Outfitters, Inc.	180,771
12,053		V.F. Corp.	736,318
13,155		Viacom, Inc., Class B - New	1,117,912
55,781		Walt Disney Co.	4,425,665
4,686		Whirlpool Corp.	718,739
3,816		Wyndham Worldwide Corp.	272,233
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Consumer Discretionary—continued
2,587		Wynn Resorts Ltd.	$527,463
15,254		Yum Brands, Inc.	1,174,405
		TOTAL	69,671,223
		Consumer Staples—9.7%
77,064		Altria Group, Inc.	3,091,037
29,608		Archer-Daniels-Midland Co.	1,294,758
26,816		Avon Products, Inc.	409,748
5,045		Beam, Inc.	421,106
2,384		Brown-Forman Corp., Class B	213,892
40,216		CVS Corp.	2,924,508
4,936		Campbell Soup Co.	224,539
7,818		Clorox Co.	709,093
7,027		Coca-Cola Enterprises, Inc.	319,307
29,359		Colgate-Palmolive Co.	1,975,861
24,231		ConAgra Foods, Inc.	739,288
9,310	[2]	Constellation Brands, Inc., Class A	743,310
12,688		Costco Wholesale Corp.	1,467,748
5,738		Dr. Pepper Snapple Group, Inc.	318,000
8,024		Estee Lauder Cos., Inc., Class A	582,302
20,897		General Mills, Inc.	1,107,959
5,125		Hershey Foods Corp.	493,230
4,401		Hormel Foods Corp.	209,884
7,969		Kellogg Co.	532,568
4,379		Keurig Green Mountain Coffee, Inc.	410,225
15,794		Kimberly-Clark Corp.	1,772,876
19,643		Kraft Foods Group, Inc.	1,116,901
20,848		Kroger Co.	959,842
11,449		Lorillard, Inc.	680,300
4,308		McCormick & Co., Inc.	306,730
6,288		Mead Johnson Nutrition Co.	554,979
10,468		Molson Coors Brewing Co., Class B	627,766
57,289		Mondelez International, Inc.	2,042,353
4,270	[2]	Monster Beverage Corp.	285,919
52,082		PepsiCo, Inc.	4,473,323
54,244		Philip Morris International, Inc.	4,634,065
93,275		Procter & Gamble Co.	7,699,851
9,717		Reynolds American, Inc.	548,330
11,322		Safeway, Inc.	385,627
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Consumer Staples—continued
3,029		Smucker (J.M.) Co.	$292,844
26,569		Sysco Corp.	967,909
129,876		The Coca-Cola Co.	5,297,642
7,951		Tyson Foods, Inc., Class A	333,703
52,257		Wal-Mart Stores, Inc.	4,165,405
29,439		Walgreen Co.	1,998,908
16,779		Whole Foods Market, Inc.	833,916
		TOTAL	58,167,552
		Energy—10.1%
17,428		Anadarko Petroleum Corp.	1,725,721
12,962		Apache Corp.	1,125,102
14,999		Baker Hughes, Inc.	1,048,430
6,506		CONSOL Energy, Inc.	289,582
15,763		Cabot Oil & Gas Corp., Class A	619,171
7,815	[2]	Cameron International Corp.	507,662
5,829		Chesapeake Energy Corp.	167,584
65,695		Chevron Corp.	8,246,036
41,662		ConocoPhillips	3,095,903
9,060		Denbury Resources, Inc.	152,389
13,406		Devon Energy Corp.	938,420
1,141		Diamond Offshore Drilling, Inc.	62,310
18,750		EOG Resources, Inc.	1,837,500
2,432		EQT Corp.	265,064
2,344		Ensco PLC	118,255
149,254		Exxon Mobil Corp.	15,285,102
8,407	[2]	FMC Technologies, Inc.	476,677
29,589		Halliburton Co.	1,866,178
3,541		Helmerich & Payne, Inc.	384,730
13,041		Hess Corp.	1,162,736
23,063		Kinder Morgan, Inc.	753,238
22,453		Marathon Oil Corp.	811,676
9,711		Marathon Petroleum Corp.	902,637
5,017		Murphy Oil Corp.	318,228
8,094		Nabors Industries Ltd.	206,559
14,249		National-Oilwell, Inc.	1,118,974
14,928	[2]	Newfield Exploration Co.	505,313
6,948	[2]	Noble Corp. PLC	214,068
12,416		Noble Energy, Inc.	891,220
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Energy—continued
7,242		ONEOK, Inc.	$457,839
26,933		Occidental Petroleum Corp.	2,578,835
7,108		Peabody Energy Corp.	135,123
19,725		Phillips 66	1,641,514
4,979		Pioneer Natural Resources, Inc.	962,291
6,088		Range Resources Corp.	550,660
13,147		Rowan Companies PLC	406,505
45,548		Schlumberger Ltd.	4,625,399
12,203	[2]	Southwestern Energy Co.	584,280
24,170		Spectra Energy Corp.	959,791
10,323		Transocean Ltd.	444,612
17,414		Valero Energy Corp.	995,558
25,148		Williams Companies, Inc.	1,060,491
		TOTAL	60,499,363
		Financials—15.6%
11,084		Ace, Ltd.	1,134,115
14,888		Aflac, Inc.	933,775
14,460		Allstate Corp.	823,497
31,054		American Express Co.	2,715,051
49,615		American International Group, Inc.	2,636,045
12,985		American Tower Corp.	1,084,507
6,100		Ameriprise Financial, Inc.	680,943
13,829		Aon PLC	1,173,806
3,333		Apartment Investment & Management Co., Class A	102,756
1,603		Assurant, Inc.	108,058
1,968		Avalonbay Communities, Inc.	268,730
23,359		BB&T Corp.	871,991
363,207		Bank of America Corp.	5,498,954
61,954	[2]	Berkshire Hathaway, Inc., Class B	7,982,773
4,182		Blackrock, Inc.	1,258,782
5,454		Boston Properties, Inc.	638,882
9,844	[2]	CBRE Group, Inc.	262,244
10,321		CME Group, Inc.	726,495
23,758		Capital One Financial Corp.	1,755,716
7,837		Chubb Corp.	721,631
11,187		Cincinnati Financial Corp.	545,254
111,050		Citigroup, Inc.	5,320,405
5,198		Comerica, Inc.	250,752
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Financials—continued
15,486		Crown Castle International Corp.	$1,126,297
15,341		Discover Financial Services	857,562
21,511	[2]	E*Trade Financial Corp.	482,922
10,956		Equity Residential Properties Trust	651,225
2,134		Essex Property Trust, Inc.	369,737
41,916		Fifth Third Bancorp	863,889
13,943		Franklin Resources, Inc.	729,916
19,445		General Growth Properties, Inc.	446,652
33,368	[2]	Genworth Financial, Inc., Class A	595,619
14,257		Goldman Sachs Group, Inc.	2,278,554
23,840		HCP, Inc.	997,942
7,312		Hartford Financial Services Group, Inc.	262,281
4,979		Health Care REIT, Inc.	314,125
26,678		Host Hotels & Resorts, Inc.	572,243
46,033		Hudson City Bancorp, Inc.	458,489
24,826		Huntington Bancshares, Inc.	227,406
2,562	[2]	IntercontinentalExchange Group, Inc.	523,775
13,893		Invesco Ltd.	489,173
130,340		JPMorgan Chase & Co.	7,296,433
26,827		KeyCorp	365,920
15,999		Kimco Realty Corp.	366,697
2,415		Legg Mason, Inc.	113,239
8,681		Leucadia National Corp.	221,539
8,033		Lincoln National Corp.	389,681
9,292		Loews Corp.	408,569
2,149		M & T Bank Corp.	262,199
5,088		Macerich Co. (The)	330,262
17,850		Marsh & McLennan Cos., Inc.	880,183
13,135		McGraw Hill Financial, Inc	971,071
37,877		MetLife, Inc.	1,982,861
5,804		Moody's Corp.	455,614
46,872		Morgan Stanley	1,449,751
2,509		NASDAQ OMX Group, Inc.	92,582
7,480		Northern Trust Corp.	450,670
17,849		PNC Financial Services Group	1,500,030
6,871		People's United Financial, Inc.	98,118
4,753		Plum Creek Timber Co., Inc.	207,231
8,272		Principal Financial Group	387,460
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Financials—continued
16,558		Progressive Corp. Ohio	$401,532
17,726		ProLogis, Inc.	720,207
15,530		Prudential Financial, Inc.	1,252,960
5,358		Public Storage, Inc.	940,383
44,649		Regions Financial Corp.	452,741
26,223		SLM Holding Corp.	675,242
40,292		Schwab (Charles) Corp.	1,069,753
10,781		Simon Property Group, Inc.	1,867,269
14,114		State Street Corp.	911,200
17,099		SunTrust Banks, Inc.	654,208
9,667		T. Rowe Price Group, Inc.	793,951
37,712		The Bank of New York Mellon Corp.	1,277,305
15,694		The Travelers Cos, Inc.	1,421,563
2,335		Torchmark Corp.	186,100
62,155		U.S. Bancorp	2,534,681
7,368		Unum Group	244,765
5,306		Ventas, Inc.	350,620
6,411		Vornado Realty Trust	657,769
164,848		Wells Fargo & Co.	8,183,055
30,156		Weyerhaeuser Co.	900,157
7,668		XL Group PLC	240,392
5,577		Zions Bancorp	161,287
		TOTAL	93,870,219
		Health Care—12.9%
52,014		Abbott Laboratories	2,015,022
54,001		AbbVie, Inc.	2,812,372
5,772	[2]	Actavis PLC	1,179,393
11,807		Aetna, Inc.	843,610
11,628		Agilent Technologies, Inc.	628,377
6,666	[2]	Alexion Pharmaceuticals, Inc.	1,054,561
10,337		Allergan, Inc.	1,714,288
7,076		AmerisourceBergen Corp.	461,214
25,723		Amgen, Inc.	2,874,545
2,472		Bard (C.R.), Inc.	339,480
23,102		Baxter International, Inc.	1,681,595
6,495		Becton, Dickinson & Co.	734,130
8,078	[2]	Biogen Idec, Inc.	2,319,355
44,333	[2]	Boston Scientific Corp.	559,039
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Health Care—continued
56,124		Bristol-Myers Squibb Co.	$2,811,251
8,786		CIGNA Corp.	703,231
11,082		Cardinal Health, Inc.	770,310
6,744	[2]	CareFusion Corp.	263,421
13,820	[2]	Celgene Corp.	2,031,678
10,807	[2]	Cerner Corp.	554,399
15,369		Covidien PLC	1,095,041
5,359	[2]	DaVita HealthCare Partners, Inc.	371,379
4,551		Dentsply International, Inc.	203,111
3,388	[2]	Edwards Lifesciences Corp.	276,020
30,623	[2]	Express Scripts Holding Co.	2,038,879
7,664	[2]	Forest Laboratories, Inc., Class A	704,398
52,839	[2]	Gilead Sciences, Inc.	4,147,333
12,544	[2]	Hospira, Inc.	574,515
4,853		Humana, Inc.	532,617
1,304	[2]	Intuitive Surgical, Inc.	471,657
97,939		Johnson & Johnson	9,920,241
39,109		Lilly (Eli) & Co.	2,311,342
6,417		McKesson Corp.	1,085,692
34,213		Medtronic, Inc.	2,012,409
107,170		Merck & Co., Inc.	6,275,875
18,399	[2]	Mylan, Inc.	934,301
3,059		PerkinElmer, Inc.	128,386
4,341	[2]	Perrigo Co. PLC	628,837
219,506		Pfizer, Inc.	6,866,148
3,963		Quest Diagnostics, Inc.	221,651
2,672	[2]	Regeneron Pharmaceuticals, Inc.	793,290
9,233		St. Jude Medical, Inc.	586,019
10,144		Stryker Corp.	788,696
10,502	[2]	Tenet Healthcare Corp.	473,430
13,530		Thermo Fisher Scientific, Inc.	1,542,420
33,588		UnitedHealth Group, Inc.	2,520,444
3,554	[2]	Varian Medical Systems, Inc.	282,721
7,997	[2]	Vertex Pharmaceuticals, Inc.	541,397
2,879	[2]	Waters Corp.	283,697
12,697		Wellpoint, Inc.	1,278,334
5,737		Zimmer Holdings, Inc.	555,342
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Health Care—continued
15,413		Zoetis, Inc.	$466,397
		TOTAL	77,263,290
		Industrials—10.4%
21,962		3M Co.	3,054,695
8,664		AMETEK, Inc.	456,766
2,348		Allegion PLC	115,874
23,555		Boeing Co.	3,039,066
36,217		CSX Corp.	1,022,044
25,125		Caterpillar, Inc.	2,648,175
3,172		Cintas Corp.	186,926
5,930		Cummins, Inc.	894,540
20,711		Danaher Corp.	1,519,773
16,125		Deere & Co.	1,505,107
38,057		Delta Air Lines, Inc.	1,401,639
5,328		Dover Corp.	460,339
737		Dun & Bradstreet Corp.	81,630
15,838		Eaton Corp. PLC	1,150,472
24,309		Emerson Electric Co.	1,657,388
4,292		Equifax, Inc.	303,917
9,720		Fastenal Co.	486,778
8,055		FedEx Corp.	1,097,494
4,688		Flowserve Corp.	342,458
4,792		Fluor Corp.	362,754
10,734		General Dynamics Corp.	1,174,836
359,345		General Electric Co.	9,662,787
27,153		Honeywell International, Inc.	2,522,514
9,964		Illinois Tool Works, Inc.	849,232
8,697		Ingersoll-Rand PLC	520,081
3,831		Iron Mountain, Inc.	108,954
9,087	[2]	Jacobs Engineering Group, Inc.	524,320
4,404		Kansas City Southern Industries, Inc.	444,276
5,471		L-3 Communications Holdings, Inc.	631,189
9,049		Lockheed Martin Corp.	1,485,303
9,755		Masco Corp.	195,978
8,530		Nielsen Holdings N.V.	400,484
11,336		Norfolk Southern Corp.	1,071,592
7,041		Northrop Grumman Corp.	855,552
11,606		PACCAR, Inc.	742,552
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Industrials—continued
4,081		Pall Corp.	$343,416
4,914		Parker-Hannifin Corp.	623,488
3,179		Pentair Ltd.	236,168
5,050		Precision Castparts Corp.	1,278,104
5,967	[2]	Quanta Services, Inc.	210,516
10,448		Raytheon Co.	997,575
17,853		Republic Services, Inc.	626,462
4,884		Rockwell Automation, Inc.	582,075
4,614		Rockwell Collins	358,277
3,577		Roper Industries, Inc.	497,024
4,372		Ryder Systems, Inc.	359,291
1,500		Snap-On, Inc.	174,000
21,916		Southwest Airlines Co.	529,710
4,827		Stanley Black & Decker, Inc.	414,591
5,483	[2]	Stericycle, Inc.	638,441
9,138		Textron, Inc.	373,744
14,473		The ADT Corp.	437,664
16,285		Tyco International Ltd.	666,056
16,085		Union Pacific Corp.	3,063,067
24,983		United Parcel Service, Inc.	2,460,825
29,218		United Technologies Corp.	3,457,366
2,206		W. W. Grainger, Inc.	561,206
13,578		Waste Management, Inc.	603,542
5,548		Xylem, Inc.	208,549
		TOTAL	62,678,642
		Information Technology—18.0%
21,390		Accenture PLC	1,715,906
20,333	[2]	Adobe Systems, Inc.	1,254,343
6,298	[2]	Akamai Technologies, Inc.	334,235
1,646	[2]	Alliance Data Systems Corp.	398,167
3,194		Altera Corp.	103,869
2,326		Amphenol Corp., Class A	221,784
11,376		Analog Devices, Inc.	583,475
30,819		Apple, Inc.	18,185,984
42,967		Applied Materials, Inc.	818,951
7,987	[2]	Autodesk, Inc.	383,536
17,135		Automatic Data Processing, Inc.	1,335,845
18,565		Broadcom Corp.	571,988
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Information Technology—continued
20,155		CA, Inc.	$607,472
175,962		Cisco Systems, Inc.	4,066,482
6,550	[2]	Citrix Systems, Inc.	388,480
20,971	[2]	Cognizant Technology Solutions Corp.	1,004,616
4,137		Computer Sciences Corp.	244,828
63,178		Corning, Inc.	1,321,052
68,146		EMC Corp. Mass	1,758,167
40,668	[2]	eBay, Inc.	2,107,822
1,161	[2]	Electronic Arts, Inc.	32,856
8,466	[2]	Fiserv, Inc.	514,563
2,686	[2]	F5 Networks, Inc.	282,487
54,911	[2]	Facebook, Inc.	3,282,579
9,819		Fidelity National Information Services, Inc.	524,629
1,793	[2]	First Solar, Inc.	121,009
9,800	[2]	Google, Inc., Class A	5,241,824
9,800	[2]	Google, Inc., Class C	5,161,268
3,073		Harris Corp.	225,927
74,907		Hewlett-Packard Co.	2,476,425
183,785		Intel Corp.	4,905,222
33,632		International Business Machines Corp.	6,607,679
10,168		Intuit, Inc.	770,226
3,243		Jabil Circuit, Inc.	55,974
28,313	[2]	Juniper Networks, Inc.	699,048
5,939		KLA-Tencor Corp.	380,037
20,614		LSI Logic Corp.	229,640
5,469	[2]	Lam Research Corp.	315,069
9,144		Linear Technology Corp.	406,908
35,540		Mastercard, Inc., Class A	2,613,967
883		Microchip Technology, Inc.	41,978
34,650	[2]	Micron Technology, Inc.	905,058
261,237		Microsoft Corp.	10,553,975
7,504		Motorola Solutions, Inc.	477,104
3,627		NVIDIA Corp.	66,991
11,819		NetApp, Inc.	420,875
119,539		Oracle Corp.	4,886,754
17,984		Paychex, Inc.	751,911
58,483		Qualcomm, Inc.	4,603,197
7,206	[2]	Red Hat, Inc.	350,572
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Information Technology—continued
19,633	[2]	Salesforce.com, Inc.	$1,014,044
7,567		Sandisk Corp.	642,968
16,851		Seagate Technology	886,026
22,916		Symantec Corp.	464,736
13,619		TE Connectivity Ltd.	803,249
4,318	[2]	Teradata Corporation	196,296
37,952		Texas Instruments, Inc.	1,724,918
5,108		System Services, Inc.	162,281
3,511	[2]	Verisign, Inc.	165,649
17,647		Visa, Inc., Class A Shares	3,575,459
10,581		Western Digital Corp.	932,503
2,517		Western Union Co.	39,945
65,038		Xerox Corp.	786,309
9,872		Xilinx, Inc.	465,860
32,196	[2]	Yahoo, Inc.	1,157,446
		TOTAL	108,330,443
		Materials—3.5%
7,355		Air Products & Chemicals, Inc.	864,360
2,461		Airgas, Inc.	261,506
19,139		Alcoa, Inc.	257,802
3,002		Allegheny Technologies, Inc.	123,682
8,963		Avery Dennison Corp.	436,140
4,036		Ball Corp.	226,783
2,781		Bemis Co., Inc.	111,907
1,711		CF Industries Holdings, Inc.	419,486
41,004		Dow Chemical Co.	2,046,100
31,647		Du Pont (E.I.) de Nemours & Co.	2,130,476
4,609		Eastman Chemical Co.	401,767
9,591		Ecolab, Inc.	1,003,602
949		FMC Corp.	73,073
45,375		Freeport-McMoRan Copper & Gold, Inc.	1,559,539
3,072		International Flavors & Fragrances, Inc.	302,653
14,368		International Paper Co.	670,267
15,042		LyondellBasell Industries NV, Class A	1,391,385
4,464		MeadWestvaco Corp.	174,409
18,489		Monsanto Co.	2,046,732
10,863		Mosaic Co./The	543,585
29,043		Newmont Mining Corp.	721,138
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Materials—continued
11,560		Nucor Corp.	$598,230
14,629	[2]	Owens-Illinois, Inc.	464,910
4,505		PPG Industries, Inc.	872,258
10,306		Praxair, Inc.	1,345,448
5,016		Sealed Air Corp.	172,099
2,949		Sherwin-Williams Co.	589,328
4,554		Sigma-Aldrich Corp.	438,140
8,848		Vulcan Materials Co.	570,961
		TOTAL	20,817,766
		Telecommunication Services—2.3%
178,843		AT&T, Inc.	6,384,695
10,810		CenturyLink, Inc.	377,377
142,363		Verizon Communications	6,652,623
55,297		Windstream Holdings, Inc.	501,544
		TOTAL	13,916,239
		Utilities—3.0%
19,630		AES Corp.	283,654
15,628		Ameren Corp.	645,593
15,761		American Electric Power Co., Inc.	848,099
7,850		CMS Energy Corp.	237,934
14,719		CenterPoint Energy, Inc.	364,442
9,207		Consolidated Edison Co.	534,282
10,230		DTE Energy Co.	799,372
16,013		Dominion Resources, Inc.	1,161,583
20,309		Duke Energy Corp.	1,512,817
10,520		Edison International	595,011
10,662		Entergy Corp.	772,995
27,884		Exelon Corp.	976,777
23,611		FirstEnergy Corp.	796,871
7,812		Integrys Energy Group, Inc.	478,719
1,774		NRG Energy, Inc.	58,045
14,814		NextEra Energy, Inc.	1,479,178
10,188		NiSource, Inc.	370,028
4,364		Northeast Utilities Co.	206,243
15,063		PG& E Corp.	686,572
20,228		PPL Corp.	674,402
9,165		Pepco Holdings, Inc.	245,255
3,078		Pinnacle West Capital Corp.	172,214
Semi-Annual Shareholder Report

Shares			Value
		Common Stocks—continued[1]
		Utilities—continued
16,285		Public Service Enterprises Group, Inc.	$667,197
3,817		SCANA Corp.	204,897
7,742		Sempra Energy	763,439
30,321		Southern Co.	1,389,611
4,964		TECO Energy, Inc.	89,153
7,944		Wisconsin Energy Corp.	385,125
15,939		Xcel Energy, Inc.	507,976
		TOTAL	17,907,484
		TOTAL COMMON STOCKS (IDENTIFIED COST $190,900,257)	583,122,221
		INVESTMENT COMPANY—2.8%
17,086,418	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	17,086,418
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $207,986,675)[5]	600,208,639
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	434,116
		TOTAL NET ASSETS—100%	$600,642,755

Security Sold In Advance of Corporate Action
Shares			Value
26,223	[7]	SLM Corp. W/D (PROCEEDS $242,820)	242,825
At April 30, 2014, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	52	$4,882,540	June 2014	$41,959
2S&P 500 Index Long Futures	30	$14,084,250	June 2014	$76,702
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$118,661
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $18,966,790 at April 30, 2014, which represents 3.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.3%.
2	Non-income-producing security.
3	Affiliated holding.
4	7-day net yield.
Semi-Annual Shareholder Report

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	To more accurately replicate the performance of the broad-based securities market index, the Fund will execute sell transactions in anticipation of securities to be received as a result of an ongoing corporate action.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.34	$14.17	$12.83	$12.69	$11.65	$15.53
Income From Investment Operations:
Net investment income	0.05	0.11[1]	0.09	0.08[1]	0.07[1]	0.12[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	1.13	3.29	1.60	0.77	1.64	0.51
TOTAL FROM INVESTMENT OPERATIONS	1.18	3.40	1.69	0.85	1.71	0.63
Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.09)	(0.08)	(0.08)	(0.13)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.41)	(1.23)	(0.35)	(0.71)	(0.67)	(4.51)
Net Asset Value, End of Period	$16.11	$16.34	$14.17	$12.83	$12.69	$11.65
Total Return[2]	7.71%	26.19%	13.43%	6.87%	15.11%	8.55%
Ratios to Average Net Assets:
Net expenses	1.43%[3]	1.43%	1.43%	1.43%	1.43%	1.43%
Net investment income	0.58%[3]	0.73%	0.72%	0.59%	0.58%	1.14%
Expense waiver/reimbursement[4]	0.04%[3]	0.04%	0.07%	0.06%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,177	$37,078	$30,445	$29,402	$31,722	$32,489
Portfolio turnover	12%	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.45	$14.26	$12.90	$12.76	$11.71	$15.58
Income From Investment Operations:
Net investment income	0.06	0.16[1]	0.15	0.12[1]	0.11[1]	0.15[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	1.16	3.31	1.61	0.77	1.65	0.53
TOTAL FROM INVESTMENT OPERATIONS	1.22	3.47	1.76	0.89	1.76	0.68
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.14)	(0.12)	(0.12)	(0.17)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.44)	(1.28)	(0.40)	(0.75)	(0.71)	(4.55)
Net Asset Value, End of Period	$16.23	$16.45	$14.26	$12.90	$12.76	$11.71
Total Return[2]	7.89%	26.59%	13.89%	7.18%	15.51%	8.94%
Ratios to Average Net Assets:
Net expenses	1.10%[3]	1.07%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.91%[3]	1.09%	1.03%	0.91%	0.91%	1.42%
Expense waiver/reimbursement[4]	0.04%[3]	0.04%	0.07%	0.06%	0.06%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,796	$47,403	$40,047	$32,474	$30,980	$25,796
Portfolio turnover	12%	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.54	$14.33	$12.96	$12.82	$11.76	$15.62
Income From Investment Operations:
Net investment income	0.13	0.27[1]	0.25	0.22[1]	0.20[1]	0.24[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	1.15	3.33	1.62	0.77	1.66	0.53
TOTAL FROM INVESTMENT OPERATIONS	1.28	3.60	1.87	0.99	1.86	0.77
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.24)	(0.22)	(0.21)	(0.25)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.49)	(1.39)	(0.50)	(0.85)	(0.80)	(4.63)
Net Asset Value, End of Period	$16.33	$16.54	$14.33	$12.96	$12.82	$11.76
Total Return[2]	8.30%	27.51%	14.74%	7.96%	16.38%	9.78%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.65%[3]	1.80%	1.80%	1.67%	1.65%	2.24%
Expense waiver/reimbursement[4]	0.07%[3]	0.08%	0.08%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$257,849	$252,517	$198,656	$187,164	$208,399	$170,766
Portfolio turnover	12%	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2014	Year Ended October 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.45	$14.26	$12.90	$12.77	$11.71	$15.58
Income From Investment Operations:
Net investment income	0.11	0.23[1]	0.20	0.18[1]	0.16[1]	0.20[1]
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions	1.14	3.30	1.62	0.76	1.66	0.52
TOTAL FROM INVESTMENT OPERATIONS	1.25	3.53	1.82	0.94	1.82	0.72
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.20)	(0.18)	(0.17)	(0.21)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)	(4.38)
TOTAL DISTRIBUTIONS	(1.47)	(1.34)	(0.46)	(0.81)	(0.76)	(4.59)
Net Asset Value, End of Period	$16.23	$16.45	$14.26	$12.90	$12.77	$11.71
Total Return[2]	8.12%	27.11%	14.38%	7.59%	16.10%	9.42%
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.35%[3]	1.53%	1.50%	1.35%	1.36%	1.90%
Expense waiver/reimbursement[4]	0.34%[3]	0.36%	0.39%	0.38%	0.38%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,821	$251,893	$259,304	$287,432	$231,807	$227,316
Portfolio turnover	12%	26%	38%	53%	34%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $17,086,418 of investment in an affiliated holding (Note 5) (identified cost $207,986,675)		$600,208,639
Restricted cash (Note 2)		916,900
Income receivable		542,849
Receivable for investments sold		242,820
Receivable for shares sold		434,789
Receivable for daily variation margin		57,822
TOTAL ASSETS		602,403,819
Liabilities:
Payable for investments purchased	$273,051
Payable for shares redeemed	1,032,715
Security sold in advance of corporate action, at value (proceeds $242,820)	242,825
Payable for transfer agent fee	86,327
Payable for distribution services fee (Note 5)	49,754
Payable for shareholder services fee (Note 5)	68,445
Accrued expenses (Note 5)	7,947
TOTAL LIABILITIES		1,761,064
Net assets for 36,931,345 shares outstanding		$600,642,755
Net Assets Consist of:
Paid-in capital		$191,662,946
Net unrealized appreciation of investments, futures contracts and short sales		392,340,620
Accumulated net realized gain on investments and futures contracts		16,349,186
Undistributed net investment income		290,003
TOTAL NET ASSETS		$600,642,755
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($37,176,855 ÷ 2,307,780 shares outstanding), no par value, unlimited shares authorized		$16.11
Offering price per share		$16.11
Redemption proceeds per share (99.00/100 of $16.11)		$15.95
Class R Shares:
Net asset value per share ($42,795,898 ÷ 2,637,487 shares outstanding), no par value, unlimited shares authorized		$16.23
Institutional Shares:
Net asset value per share ($257,848,573 ÷ 15,794,518 shares outstanding), no par value, unlimited shares authorized		$16.33
Service Shares:
Net asset value per share ($262,821,429 ÷ 16,191,560 shares outstanding), no par value, unlimited shares authorized		$16.23
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2014 (unaudited)
Investment Income:
Dividends (including $5,663 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $256)			$5,886,740
Interest (including income on securities loaned of $2,199)			2,348
TOTAL INCOME			5,889,088
Expenses:
Management fee (Note 5)		$882,387
Custodian fees		27,698
Transfer agent fee (Note 2)		277,054
Directors'/Trustees' fees (Note 5)		2,140
Auditing fees		11,803
Legal fees		13,820
Portfolio accounting fees		67,661
Distribution services fee (Note 5)		631,213
Shareholder services fee (Note 5)		356,250
Account administration fee (Note 2)		7,771
Share registration costs		26,105
Printing and postage		16,268
Miscellaneous (Note 5)		9,663
TOTAL EXPENSES		2,329,833
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(105,342)
Waiver of distribution services fee (Note 5)	(319,346)
Reimbursement of transfer agent fee (Note 2) and (Note 5)	(116,956)
TOTAL WAIVERS AND REIMBURSEMENTS		(541,644)
Net expenses			1,788,189
Net investment income			4,100,899
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Short Sales:
Net realized gain on investments			26,732,701
Net realized gain on futures contracts			2,204,283
Net change in unrealized appreciation of investments			14,049,396
Net change in unrealized appreciation of futures contracts			(656,676)
Net change in unrealized depreciation of short sales			(5)
Net realized and unrealized gain on investments, futures contracts and short sales			42,329,699
Change in net assets resulting from operations			$46,430,598
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2014	Year Ended 10/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,100,899	$8,487,583
Net realized gain on investments and futures contracts	28,936,984	49,984,946
Net change in unrealized appreciation/depreciation of investments, futures contracts and short sales	13,392,715	72,724,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,430,598	131,197,334
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(121,253)	(263,394)
Class R Shares	(222,887)	(466,280)
Institutional Shares	(2,134,450)	(4,035,935)
Service Shares	(1,789,012)	(3,808,319)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(3,085,971)	(2,379,841)
Class R Shares	(3,805,896)	(3,000,898)
Institutional Shares	(20,591,089)	(16,155,842)
Service Shares	(20,459,946)	(20,097,704)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(52,210,504)	(50,208,213)
Share Transactions:
Proceeds from sale of shares	53,098,575	136,531,982
Net asset value of shares issued to shareholders in payment of distributions declared	49,263,653	45,298,599
Cost of shares redeemed	(84,830,856)	(202,380,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,531,372	(20,550,191)
Change in net assets	11,751,466	60,438,930
Net Assets:
Beginning of period	588,891,289	528,452,359
End of period (including undistributed net investment income of $290,003 and $456,706, respectively)	$600,642,755	$588,891,289
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2014 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended April 30, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class C Shares	$19,479	$(137)	$888
Class R Shares	62,351	(596)	—
Institutional Shares	83,541	(44,187)	—
Service Shares	111,683	(72,036)	6,883
TOTAL	$277,054	$(116,956)	$7,771
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $21,463,187. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2014, the Fund had no outstanding securities on loan.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$118,661*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,204,283

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(656,676)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	206,351	$3,276,212	447,010	$6,523,401
Shares issued to shareholders in payment of distributions declared	192,160	2,936,822	183,671	2,428,187
Shares redeemed	(359,892)	(5,686,977)	(509,546)	(7,474,029)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	38,619	$526,057	121,135	$1,477,559
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	373,342	$5,963,257	1,001,327	$14,852,396
Shares issued to shareholders in payment of distributions declared	256,032	3,945,165	256,421	3,423,786
Shares redeemed	(873,842)	(13,951,364)	(1,184,553)	(17,381,890)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(244,468)	$(4,042,942)	73,195	$894,292

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,057,229	$16,948,906	4,936,943	$72,090,740
Shares issued to shareholders in payment of distributions declared	1,323,087	20,537,501	1,196,067	16,189,563
Shares redeemed	(1,855,321)	(29,621,263)	(4,728,141)	(67,902,567)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	524,995	$7,865,144	1,404,869	$20,377,736

	Six Months Ended 4/30/2014		Year Ended 10/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,695,157	$26,910,200	2,914,471	$43,065,445
Shares issued to shareholders in payment of distributions declared	1,416,032	21,844,165	1,739,257	23,257,063
Shares redeemed	(2,230,864)	(35,571,252)	(7,526,018)	(109,622,286)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	880,325	$13,183,113	(2,872,290)	$(43,299,778)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,199,471	$17,531,372	(1,273,091)	$(20,550,191)
4. FEDERAL TAX INFORMATION
At April 30, 2014, the cost of investments for federal tax purposes was $207,986,675. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) futures contracts and b) short sales was $392,221,964. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $ 393,017,415 and net unrealized depreciation from investments for those securities having an excess of cost over value of $795,451.
Semi-Annual Shareholder Report

5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, the Manager voluntary waived $94,846 of its fee. In addition, an affiliate of the Manager reimbursed $116,956 of transfer agent fees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$139,025	$—
Class R Shares	110,652	—
Service Shares	381,536	(319,346)
TOTAL	$631,213	$(319,346)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2014, FSC retained $115,522 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2014, FSC retained $214 of CDSC relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class C Shares	$45,187
Service Shares	311,063
TOTAL	$356,250
For the six months ended April 30, 2014, FSSC received $1,747 of fees paid by the Fund. For the six months ended April 30, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2014, the Manager reimbursed $10,496. Transactions involving the affiliated holdings during the six months ended April 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2013	18,368,604
Purchases/Additions	71,132,292
Sales/Reductions	(72,414,478)
Balance of Shares Held 4/30/2014	17,086,418
Value	$17,086,418
Dividend Income	$5,663
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2014, there were no outstanding loans. During the six months ended April 30, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,077.10	$7.36
Class R Shares	$1,000	$1,078.90	$5.67
Institutional Shares	$1,000	$1,083.00	$1.81
Service Shares	$1,000	$1,081.20	$3.35
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.70	$7.15
Class R Shares	$1,000	$1,019.34	$5.51
Institutional Shares	$1,000	$1,023.06	$1.76
Service Shares	$1,000	$1,021.57	$3.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.43%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
federated max-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Semi-Annual Shareholder Report

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014